BUSINESS COMBINATIONS - Additional Information (Details)				1 Months Ended		4 Months Ended	12 Months Ended
	Dec. 01, 2020 CNY (¥)	Dec. 01, 2020 USD ($)	Aug. 25, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Consideration paid							¥ 24,491,600	$ 3,843,266	¥ 203,081,831
Lesdo
Business Acquisition [Line Items]
Equity interest acquired			100.00%
Consideration			¥ 1,328,418
Consideration paid						¥ 805,418	523,000
Finka
Business Acquisition [Line Items]
Equity interest acquired	100.00%	100.00%
Consideration	¥ 237,227,055	$ 35,997,984
Consideration paid				¥ 212,773,650	$ 32,286,199		¥ 23,968,600	$ 3,711,785